Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of intangible assets

As of December 31, 2015
Cost	6,195,748
Accumulated amortization and impairment	—

Net book amount at December 31, 2015	6,195,748
Additions	—
Amortization charge	—

Net book amount at December 31, 2016	6,195,748

As of December 31, 2016
Cost	6,195,748
Accumulated amortization and impairment	—

Net book amount at December 31, 2016	6,195,748
Additions	—
Amortization charge	—

Net book amount at December 31, 2017	6,195,748

Schedule of purchase consideration amounts attributed to net assets acquired

US $
Purchase consideration:
Ordinary shares in Motif Bio plc	3,355,375
Warrants to subscribe for ordinary shares in Motif Bio plc	2,340,373

Total purchase consideration	5,695,748

Iclaprim assets	6,195,748
Milestone payment	(500,000)

Net assets acquired	5,695,748